Income Taxes - Significant Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Advertising expenses	¥ 1,668	¥ 1,569
Net accumulated losses carry forward	80,592	94,697
Depreciation and amortization	335	338
Allowance for doubtful accounts	1,901	1,505
Impairment of intangible assets	383	0
Accrued expenses	5,364	6,640
Operating lease liabilities	35,640	45,639
Gross deferred tax assets	125,883	150,388
Less: valuation allowance	(76,937)	(90,049)	¥ (73,596)	¥ (34,501)
Net deferred tax assets	48,946	60,339
Deferred tax liabilities
Intangible assets	12,048	12,491
Operating lease right-of-use assets	35,639	45,638
Gain on equity method investee	605	605
Variable consideration of renewal income	12,702	14,096
Gross deferred tax liabilities	¥ 60,994	¥ 72,830